Income Taxes (Details) $ in Millions	12 Months Ended
	Dec. 31, 2024 USD ($)	Dec. 31, 2024 HKD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)
Income Taxes [Line Items]
Taxable income	8.25%	8.25%
Profits (in Dollars)		$ 2
Before income tax	$ (91,143,755)		$ (7,848,380)	$ (5,664,379)
Income tax provision	24,525
Operating loss carry forward	19,945,716
Increase in valuation allowance	$ 23,967		$ 310,419	$ 331,290
Gujia [Member]
Income Taxes [Line Items]
Enterprise income tax rate	25.00%	25.00%
Preferential income tax rate	5.00%	5.00%
United States [Member]
Income Taxes [Line Items]
Before income tax	$ 995,950
Income tax provision	$ 24,525
Hong Kong [Member]
Income Taxes [Line Items]
Taxable income	16.50%	16.50%
Profits (in Dollars)		$ 2